CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and bank balances	$ 137,043	$ 298,583
Time deposits	5,050	8,640
TOTAL	$ 142,093	$ 307,223	$ 292,457	$ 427,804